Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds (Future Policy Benefits And Claims) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds [Abstract]
Future policy benefits and claims	$ 5,683.6	$ 5,502.3	$ 5,368.7
Liability for Future Policy Benefits, Life	(765.4)	(750.5)	(735.7)
Liability For Future Policy Benefits Individual Life	(597.2)	(595.8)	(589.3)
Liability for Future Policy Benefits, Individual and Group Annuities and Supplementary Contracts	(244.2)	(235.0)	(201.5)
Liability for Future Policy Benefits, Disability and Accident Benefits	(219.8)	(204.7)	(190.9)
Liability for unpaid claims and claims adjustment expenses	$ 3,857.0	$ 3,716.3	$ 3,651.3